Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer	REVENUE FROM CONTRACTS WITH CUSTOMERS
We account for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. We derive the majority of our revenue from financial instruments and their related contractual rights and obligations which for the most part are excluded from the scope of this topic. These sources of revenue that are excluded from the scope of this topic include interest income, net gains on mortgage loans, net gains (losses) on securities AFS, mortgage loan servicing, net and bank owned life insurance and were approximately 86.8%, 84.1% and 84.6% of total revenues at December 31, 2023, 2022 and 2021, respectively.
Material sources of revenue that are included in the scope of this topic include service charges on deposit accounts, other deposit related income, interchange income and investment and insurance commissions and are discussed in the following paragraphs. Generally these sources of revenue are earned at the time the service is delivered or over the course of a monthly period and do not result in any contract asset or liability balance at any given period end. As a result, there were no contract assets or liabilities recorded as of December 31, 2023 and 2022.
Service charges on deposit accounts and other deposit related income: Revenues are earned on depository accounts for commercial and retail customers and include fees for transaction-based, account maintenance and overdraft services. Transaction-based fees, which includes services such as ATM use fees, stop payment charges and ACH fees are recognized at the time the transaction is executed as that is the time we fulfill our customer’s request. Account maintenance fees, which includes monthly maintenance services are earned over the course of a month representing the period over which the performance obligation is satisfied. Our obligation for overdraft services is satisfied at the time of the overdraft.
Interchange income: Interchange income primarily includes debit card interchange and network revenues. Debit card interchange and network revenues are earned on debit card transactions conducted through payment networks such as MasterCard, NYCE (during 2021) and Accel. Interchange income is recognized concurrently with the delivery of services on a daily basis. Interchange and network revenues are presented gross of interchange expenses, which are presented separately as a component of non-interest expense.
Investment and insurance commissions: Investment and insurance commissions include fees and commissions from asset management, custody, recordkeeping, investment advisory and other services provided to our customers. Revenue is recognized on an accrual basis at the time the services are performed and generally based on either the market value of the assets managed or the services provided. We have an agent relationship with a third party provider of these services and net certain direct costs charged by the third party provider associated with providing these services to our customers.
Net (gains) losses on other real estate and repossessed assets: We record a gain or loss from the sale of other real estate when control of the property transfers to the buyer, which generally occurs at the time of an executed deed. If we were to finance the sale of other real estate to the buyer, we would assess whether the buyer is committed to perform their obligations under the contract and whether collectability of the transaction is probable. Once these criteria are met, the other real estate asset would be derecognized and the gain or loss on sale would be recorded upon the transfer of control of the property to the buyer. There were no other real estate properties sold during 2023, 2022 or 2021 that were financed by us.
Disaggregation of our revenue sources by attribute for the years ended December 31 follow:

	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
2023	(In thousands)
Retail
Overdraft fees	$9,686	$—	$—	$—	$9,686
Account service charges	2,162	—	—	—	2,162
ATM fees	—	1,636	—	—	1,636
Other	—	993	—	—	993
Business
Overdraft fees	513	—	—	—	513
ATM fees	—	47	—	—	47
Other	—	414	—	—	414
Interchange income	—	—	13,996	—	13,996
Asset management revenue	—	—	—	1,861	1,861
Transaction based revenue	—	—	—	1,595	1,595

Total	$12,361	$3,090	$13,996	$3,456	$32,903

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$3,090
Investment and insurance commissions					3,456
Bank owned life insurance (1)					474
Other (1)					5,459
Total					$12,479
(1) Excluded from the scope of ASC Topic 606.

	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
2022	(In thousands)
Retail
Overdraft fees	$10,090	$—	$—	$—	$10,090
Account service charges	1,626	—	—	—	1,626
ATM fees	—	1,186	—	—	1,186
Other	—	972	—	—	972
Business
Overdraft fees	572	—	—	—	572
ATM fees	—	29	—	—	29
Other	—	315	—	—	315
Interchange income	—	—	13,955	—	13,955
Asset management revenue	—	—	—	1,781	1,781
Transaction based revenue	—	—	—	1,117	1,117

Total	$12,288	$2,502	$13,955	$2,898	$31,643

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,502
Investment and insurance commissions					2,898
Bank owned life insurance (1)					360
Other (1)					4,977
Total					$10,737
(1) Excluded from the scope of ASC Topic 606.

	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
2021	(In thousands)
Retail
Overdraft fees	$8,431	$—	$—	$—	$8,431
Account service charges	1,130	—	—	—	1,130
ATM fees	—	1,109	—	—	1,109
Other	—	819	—	—	819
Business
Overdraft fees	609	—	—	—	609
ATM fees	—	24	—	—	24
Other	—	328	—	—	328
Interchange income	—	—	14,045	—	14,045
Asset management revenue	—	—	—	1,689	1,689
Transaction based revenue	—	—	—	914	914

Total	$10,170	$2,280	$14,045	$2,603	$29,098

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,280
Investment and insurance commissions					2,603
Bank owned life insurance (1)					567
Other (1)					3,942
Total					$9,392
(1) Excluded from the scope of ASC Topic 606.